Commitments and Contingencies - Commitments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Jun. 27, 2019 MXN ($)	Jun. 21, 2019 MXN ($)
Commitments and Contingencies
Commitments for programming rights		$ 118,400	$ 2,235,811
Commitments for transmission rights		925,900	17,484,723
Commitments for transmission rights to be sublicensed		121,500	2,294,437
Total aggregate commitments			2,238,199
Commitments for gaming operations			65,817
Commitments to acquire television technical equipment			210,246
Commitments to acquire software and related services			944,229
Construction commitments for building improvements and technical facilities			$ 1,017,907
Minimum annual commitments for the use of satellite transponders		17,952
Number of years in which the Preponderant Economic Agent can be updated	2 years
Minimum content of broadcast on daily basis to be offered	50.00%
Estimated financial effect of contingent tax liabilities				$ 682,000
2020
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		7,928
2021
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		6,635
2022
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		3,315
2023 and thereafter
Commitments and Contingencies
Minimum annual commitments for the use of satellite transponders		$ 74
IEPS
Commitments and Contingencies
Estimated financial effect of contingent tax liabilities					$ 1,334,000
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC") | Long-term credit facility
Commitments and Contingencies
Amount of future financing expected to provide in 2019	$ 133,000